Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 386,316	$ 141,928
Other receivables	39,500	11,201
Prepaid expense	12,938	130,797
TOTAL CURRENT ASSETS	438,754	283,926
Property and equipment - net	73,023	14,162
OTHER ASSETS
Deposits	175,000	0
Prepaid Expense	33,502	68,441
Total Other Assets	208,502	68,441
TOTAL ASSETS	720,279	366,529
CURRENT LIABILITIES
Accounts Payable	110,087	25,842
Accrued expenses	84,355	25,695
Derivative Liabilities	0	1,099,707
Total current liabilities	194,442	1,151,244
LONG-TERM LIABILITY
Convertible debentures, net of $0 and $107,016 discount, respectively	209,100	162,084
Total Liabilities	403,542	1,313,328
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, $0.001par value, 200,000,000 shares authorized; 49,939,966 and 38,909,000 shares issued and outstanding	46,940	38,909
Common stock to be issued, 624,000 and 1,048,00 shares, respectively	5,574	1,048
Additional paid in capital	12,096,744	2,372,867
Accumulated deficit	(11,832,521)	(3,359,623)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	316,737	(946,799)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 720,279	$ 366,529